Concentration	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Risks and Uncertainties [Abstract]
Concentration

3. Concentration

Customers

For the three months ended December 31, 2021 and 2020, our Company earned net revenues of $1,235,825 and $300,652 respectively. The vast majority of these revenues for the period ending December 31, 2021 were derived from a large number of customers, whereas the vast majority of these revenues for the period ending December 31, 2020 were also derived from a large number of customers.

For the six months ended December 31, 2021 and 2020, our Company earned net revenues of $2,404,606 and $2,446,979 respectively. The vast majority of these revenues for the period ending December 31, 2021 were derived from a large number of customers, whereas the vast majority of these revenues for the period ending December 31, 2020 were also derived from a large number of customers.

Suppliers

For the three months ended December 31, 2021, we purchased products for sale by the Company’s subsidiary from several contract manufacturers located in Asia and the U.S. A substantial portion of the Company’s inventory was purchased from two (2) suppliers which accounted over 10% of the total purchases. The two suppliers accounted for 74.45% and 16.20%, respectively, of the Company’s total inventory purchase for the three months ended December 31, 2021.

For the six months ended December 31, 2021, we purchased products for sale by the Company’s subsidiary from several contract manufacturers located in Asia and the U.S. A substantial portion of the Company’s inventory was purchased from two (2) suppliers which accounted over 10% of the total purchases. The two suppliers accounted for 75.56% and 18.76%, respectively, of the Company’s total inventory purchase for the six months ended December 31, 2021.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

4. Concentration

Customer

For the year ended June 30, 2021, our Company earned net revenues of $3,979,049. The company have the following concentration of revenue with customer that represent over 10% of overall revenue. The highest revenue from (1) customer accounted for 11.6% as percentage of overall revenue for the year ended June 30, 2021.

For the year ended June 30, 2020, our Company earned net revenues of $4,362,585. The company does not have any concentration of revenue with any customer that represent over 10% of overall revenue. The highest revenue from (2) customers accounted for 5.90% and 5.1% respectively, as percentage of overall revenue for the year ended June 30, 2020.

Suppliers

For the year ended June 30, 2021, we purchased products for sale by the company’s subsidiaries from several contract manufacturers located in Asia and the U.S. A substantial portion of the Company’s inventory is purchased from two (2) suppliers. The two (2) suppliers accounted as follows: Two suppliers accounted for 33.2% and 19.40%, respectively, of the Company’s total inventory purchase for the year ended June 30, 2021.

For the year ended June 30, 2020, we purchased products for sale by the company’s subsidiaries from several contract manufacturers located in Asia and the U.S. A substantial portion of the Company’s inventory is purchased from two (2) suppliers. The two (2) suppliers accounted as follows: Two suppliers accounted for 25.5% and 16.20%, respectively, of the Company’s total inventory purchase for the year ended June 30, 2020.

Concentration of risk

The Company sold non-medical facial mask during the year ended June 30, 2020, which accounts approx. 25% of the total revenue of the Company for the year ended June 30, 2020. During the year ended June 30, 2021, the Company wrote off all the non-medical facial mask inventories because of the demand of non-medical facial mask is declining, the masks are not selling at a profitable price.

Segment reporting information

A reconciliation of the Company’s segment operating income to the Consolidated Statements of Operations for June 30, 2021 and 2020 is as follows:

Segment operating income	2021	2020
Paper and paper based products	$1,748,700	$1,832,286
Licensed cannabis delivery	2,230,349	1,439,653
Non-medical supplies	-	1,090,646
Total operating income	$3,979,049	$4,362,585